SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 7) - Medmen Enterprises Inc. [Member]	12 Months Ended
Jun. 26, 2021
Dispensary Licenses	15 years
Customer Relationships	5 years
Management Agreement	30 years
Intellectual Property	10 years
Capitalized Software	3 years